Mergers and Acquisitions - Summary of Selected Income Statement Information Related to Business Acquisition (Detail) - Aggregated Individually Immaterial Business Combinations $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenue	$ 4,628
Income before taxes	496
Net income	$ 413